Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments(Unaudited)

March 31, 2021

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 45.6%
Aerospace & Defense - 1.2%
Boeing Co. (The)
2.60%, 10/30/25	$150,000	$150,637
3.45%, 11/1/28	100,000	102,554
Northrop Grumman Corp.
3.25%, 1/15/28	300,000	321,647
4.75%, 6/1/43	50,000	59,910
Raytheon Technologies Corp.
3.95%, 8/16/25	275,000	305,319
4.05%, 5/4/47	25,000	27,742
4.63%, 11/16/48	25,000	29,825
		997,634
Agriculture - 0.2%
BAT Capital Corp.
2.26%, 3/25/28	150,000	147,571
4.76%, 9/6/49	25,000	25,613
		173,184
Auto Manufacturers - 0.3%
General Motors Co., 4.00%, 4/1/25	$50,000	54,226
General Motors Financial Co., Inc.
4.30%, 7/13/25	75,000	82,417
5.65%, 1/17/29	25,000	29,640
2.35%, 1/8/31	125,000	119,369
		285,652
Banks - 11.4%
Banco Santander SA
2.75%, 5/28/25	200,000	208,887
4.25%, 4/11/27	200,000	222,924
Bank of America Corp.
3.86%, (3 Month US Libor + 0.94%), 7/23/24(a)	50,000	53,551
4.20%, 8/26/24	165,000	181,933
4.18%, 11/25/27	25,000	27,788
3.42%, (3 Month US Libor + 1.04%), 12/20/28(a)	108,000	115,771
4.27%, (3 Month US Libor + 1.31%), 7/23/29(a)	125,000	140,459
2.88%, (3 Month US Libor + 1.19%), 10/22/30(a)	100,000	102,734
2.50%, (3 Month US Libor + 0.99%), 2/13/31(a)	25,000	24,753
2.59%, (SOFR + 2.15%), 4/29/31(a)	375,000	373,756
1.90%, (SOFR + 1.53%), 7/23/31(a)	100,000	93,863
6.11%, 1/29/37	100,000	132,232
Barclays PLC
4.61%, (3 Month US Libor + 1.40%), 2/15/23(a)	225,000	232,463
2.85%, (SOFR + 2.71%), 5/7/26(a)	200,000	209,290
BNP Paribas SA
3.38%, 1/9/25(b)	252,000	270,419

	Shares/ Principal	Fair Value

Banks (continued)
1.32%, (SOFR + 1.00%), 1/13/27(a),(b)	$225,000	$219,950
BPCE SA, 4.00%, 9/12/23(b)	250,000	269,460
Citigroup, Inc.
4.04%, (3 Month US Libor + 1.02%), 6/1/24(a)	105,000	112,481
4.60%, 3/9/26	75,000	84,632
3.40%, 5/1/26	200,000	217,738
4.45%, 9/29/27	125,000	140,769
3.67%, (3 Month US Libor + 1.39%), 7/24/28(a)	50,000	54,651
4.13%, 7/25/28	100,000	110,740
2.98%, (SOFR + 1.42%), 11/5/30(a)	100,000	103,501
Comerica Bank, 2.50%, 7/23/24	300,000	317,136
Credit Suisse Group AG, 4.55%, 4/17/26	255,000	285,159
Deutsche Bank AG
2.22%, (SOFR + 2.16%), 9/18/24(a)	150,000	153,963
2.13%, (SOFR + 1.87%), 11/24/26(a)	225,000	225,453
Fifth Third Bancorp, 2.38%, 1/28/25	85,000	88,596
HSBC Holdings PLC, 1.65%, (SOFR + 1.54%), 4/18/26(a)	225,000	225,053
Huntington Bancshares, Inc., 4.00%, 5/15/25	150,000	166,165
ING Groep NV, 4.63%, 1/6/26(b)	225,000	254,932
JPMorgan Chase & Co.
3.56%, (3 Month US Libor + 0.73%), 4/23/24(a)	40,000	42,386
3.80%, (3 Month US Libor + 0.89%), 7/23/24(a)	50,000	53,514
4.02%, (3 Month US Libor + 1.00%), 12/5/24(a)	125,000	135,608
2.30%, (SOFR + 1.16%), 10/15/25(a)	150,000	156,126
3.30%, 4/1/26	225,000	244,712
3.96%, (3 Month US Libor + 1.25%), 1/29/27(a)	175,000	192,988
3.51%, (3 Month US Libor + 0.95%), 1/23/29(a)	125,000	135,092
2.96%, (SOFR + 2.52%), 5/13/31(a)	50,000	50,853
Macquarie Group Ltd., 1.34%, (SOFR + 1.07%), 1/12/27(a),(b)	75,000	73,559
Mitsubishi UFJ Financial Group, Inc., 3.75%, 7/18/39	225,000	240,849
Morgan Stanley
3.74%, (3 Month US Libor + 0.85%), 4/24/24(a)	50,000	53,153
3.70%, 10/23/24	275,000	301,032
2.72%, (SOFR + 1.15%), 7/22/25(a)	75,000	79,112

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Banks (continued)
3.63%, 1/20/27	$400,000	$438,677
3.95%, 4/23/27	75,000	82,940
4.43%, (3 Month US Libor + 1.63%), 1/23/30(a)	50,000	57,217
2.70%, (SOFR + 1.14%), 1/22/31(a)	200,000	203,364
3.62%, (SOFR + 3.12%), 4/1/31(a)	75,000	81,334
1.79%, (SOFR + 1.03%), 2/13/32(a)	125,000	116,127
Natwest Group PLC, 4.52%, (3 Month US Libor + 1.55%), 6/25/24(a)	300,000	324,270
Standard Chartered PLC, 4.25%, (3 Month US Libor + 1.15%), 1/20/23(a),(b)	375,000	385,490
Wells Fargo & Co.
3.75%, 1/24/24	55,000	59,471
3.55%, 9/29/25	125,000	136,195
3.00%, 10/23/26	325,000	347,474
4.30%, 7/22/27	100,000	112,987
4.15%, 1/24/29	25,000	28,161
Westpac Banking Corp., 4.11%, (US 5 Year CMT T-Note + 2.00%), 7/24/34(a)	75,000	80,025
		9,633,918
Beverages - 1.4%
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 2/1/36	200,000	234,135
4.90%, 2/1/46	375,000	444,158
Constellation Brands, Inc.
4.40%, 11/15/25	200,000	225,331
3.60%, 2/15/28	100,000	108,694
3.15%, 8/1/29	125,000	130,845
Keurig Dr Pepper, Inc.
5.09%, 5/25/48	25,000	31,226
3.80%, 5/1/50	25,000	26,490
		1,200,879
Biotechnology - 0.3%
Amgen, Inc., 3.13%, 5/1/25	175,000	188,025
Royalty Pharma PLC, 1.20%, 9/2/25(b)	100,000	97,891
		285,916
Building Materials - 0.4%
Carrier Global Corp.
2.49%, 2/15/27	225,000	232,238
2.72%, 2/15/30	75,000	75,631
Masco Corp., 1.50%, 2/15/28	50,000	47,985
		355,854
Chemicals - 0.6%
DuPont de Nemours, Inc., 4.21%, 11/15/23	175,000	190,093
Nutrition & Biosciences, Inc.
1.83%, 10/15/27(b)	100,000	97,720

	Shares/ Principal	Fair Value

Chemicals (continued)
2.30%, 11/1/30(b)	$200,000	$194,131
		481,944
Commercial Services - 0.7%
Emory University, 2.14%, 9/1/30	170,000	167,955
Global Payments, Inc.
2.65%, 2/15/25	75,000	78,773
3.20%, 8/15/29	50,000	52,627
PayPal Holdings, Inc., 1.65%, 6/1/25	225,000	229,054
S&P Global, Inc., 2.95%, 1/22/27	50,000	53,326
		581,735
Computers - 1.5%
Amdocs Ltd., 2.54%, 6/15/30	75,000	73,422
Apple, Inc., 3.25%, 2/23/26	175,000	191,058
Dell International LLC / EMC Corp.
5.45%, 6/15/23(b)	200,000	218,563
5.85%, 7/15/25(b)	25,000	29,134
6.02%, 6/15/26(b)	200,000	236,669
Hewlett Packard Enterprise Co.
4.45%, 10/2/23	225,000	244,468
4.65%, 10/1/24	100,000	111,621
4.90%, 10/15/25	50,000	56,998
6.35%, 10/15/45	60,000	77,982
		1,239,915
Diversified Financial Services - 2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 1/16/24	175,000	190,399
Air Lease Corp.
2.30%, 2/1/25	175,000	178,681
3.38%, 7/1/25	100,000	105,589
2.88%, 1/15/26	75,000	77,789
3.75%, 6/1/26	175,000	186,980
American Express Co.
2.50%, 7/30/24	35,000	36,947
3.63%, 12/5/24	175,000	190,835
Aviation Capital Group LLC, 1.95%, 1/30/26(b)	75,000	73,040
Avolon Holdings Funding Ltd.
3.95%, 7/1/24(b)	75,000	78,390
2.88%, 2/15/25(b)	150,000	149,395
4.25%, 4/15/26(b)	25,000	26,174
Capital One Financial Corp.
3.50%, 6/15/23	75,000	79,772
3.30%, 10/30/24	65,000	70,050
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	250,000	270,961
Intercontinental Exchange, Inc., 3.00%, 6/15/50	50,000	46,125
Nasdaq, Inc., 3.25%, 4/28/50	25,000	23,426

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Diversified Financial Services (continued)
Visa, Inc., 3.15%, 12/14/25	$100,000	$109,016
		1,893,569

Electric - 2.7%
Alliant Energy Finance LLC, 3.75%, 6/15/23(b)	50,000	53,267
Ameren Corp., 3.50%, 1/15/31	25,000	26,493
American Electric Power Co., Inc., 2.30%, 3/1/30	50,000	48,751
Avangrid, Inc., 3.20%, 4/15/25	50,000	53,513
Berkshire Hathaway Energy Co.
3.70%, 7/15/30	75,000	83,049
6.13%, 4/1/36	74,000	99,672
4.25%, 10/15/50	25,000	28,553
Dominion Energy, Inc.
3.07%, 8/15/24(c)	175,000	186,355
3.38%, 4/1/30	50,000	52,982
Duke Energy Carolinas LLC, 3.95%, 3/15/48	25,000	27,340
Duke Energy Corp., 3.15%, 8/15/27	200,000	212,937
Duquesne Light Holdings, Inc., 2.53%, 10/1/30(b)	100,000	95,775
Entergy Corp., 2.95%, 9/1/26	175,000	185,817
Exelon Corp., 4.05%, 4/15/30	50,000	55,464
FirstEnergy Corp.
2.65%, 3/1/30	150,000	142,442
2.25%, 9/1/30	50,000	46,375
NRG Energy, Inc., 3.75%, 6/15/24(b)	150,000	160,893
Pacific Gas and Electric Co.
2.10%, 8/1/27	25,000	24,470
2.50%, 2/1/31	50,000	47,182
3.30%, 8/1/40	25,000	22,535
3.50%, 8/1/50	50,000	43,561
Sempra Energy, 3.40%, 2/1/28	125,000	133,984
Southern California Edison Co., 4.20%, 3/1/29	100,000	111,122
Southern Co. (The), 3.25%, 7/1/26	350,000	374,547
		2,317,079
Engineering & Construction - 0.3%
Mexico City Airport Trust, 3.88%, 4/30/28(b)	200,000	203,000

Environmental Control - 0.3%
Republic Services, Inc.
2.50%, 8/15/24	150,000	157,786
1.75%, 2/15/32	100,000	92,678
		250,464
Food - 0.4%
JM Smucker Co. (The), 2.38%, 3/15/30	50,000	49,287
Mars, Inc., 2.70%, 4/1/25(b)	50,000	52,857
Sysco Corp., 6.60%, 4/1/50	50,000	72,026

	Shares/ Principal	Fair Value

Food (continued)
Tyson Foods, Inc., 3.90%, 9/28/23	$125,000	$134,701
		308,871

Gas - 0.6%
East Ohio Gas Co. (The), 1.30%, 6/15/25(b)	50,000	49,838
NiSource, Inc.
3.49%, 5/15/27	400,000	433,815
3.60%, 5/1/30	25,000	27,078
		510,731
Healthcare-Products - 0.8%
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	50,000	52,242
DH Europe Finance II SARL, 2.20%, 11/15/24	125,000	130,266
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	75,000	74,380
Thermo Fisher Scientific, Inc., 3.65%, 12/15/25	200,000	219,734
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	175,000	186,968
		663,590
Healthcare-Services - 0.9%
Adventist Health System, 2.95%, 3/1/29	25,000	25,833
Banner Health, 2.34%, 1/1/30	145,000	145,348
Baylor Scott & White Holdings, 1.78%, 11/15/30	50,000	47,546
CommonSpirit Health, 3.91%, 10/1/50	110,000	111,719
PeaceHealth Obligated Group, 1.38%, 11/15/25	45,000	44,887
Rush Obligated Group, 3.92%, 11/15/29	60,000	66,861
Stanford Health Care, 3.31%, 8/15/30	35,000	37,825
Sutter Health
2.29%, 8/15/30	25,000	24,540
4.09%, 8/15/48	225,000	248,134
		752,693
Insurance - 1.1%
AIA Group Ltd., 3.20%, 3/11/25(b)	200,000	212,750
American International Group, Inc.
3.90%, 4/1/26	175,000	193,025
3.40%, 6/30/30	50,000	53,111
Marsh & McLennan Cos., Inc., 4.38%, 3/15/29	100,000	114,585
New York Life Insurance Co., 3.75%, 5/15/50(b)	50,000	52,478
Principal Financial Group, Inc.
3.10%, 11/15/26	75,000	80,895
2.13%, 6/15/30	100,000	96,094
Willis North America, Inc., 2.95%, 9/15/29	50,000	51,597

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Insurance (continued)
XLIT Ltd., 4.45%, 3/31/25	$50,000	$55,673
		910,208

Internet - 0.1%
Booking Holdings, Inc., 4.10%, 4/13/25	25,000	27,847
Expedia Group, Inc., 2.95%, 3/15/31(b)	50,000	49,267
		77,114

Investment Companies - 0.3%
Huarong Finance 2019 Co. Ltd., 3.75%, 5/29/24	200,000	210,125

Iron & Steel - 0.0%†
Steel Dynamics, Inc., 2.40%, 6/15/25	30,000	31,256

Machinery-Diversified - 0.3%
Otis Worldwide Corp., 2.57%, 2/15/30	250,000	251,626

Media - 1.0%
Comcast Corp.
3.70%, 4/15/24	150,000	163,807
3.10%, 4/1/25	50,000	53,984
3.95%, 10/15/25	125,000	139,433
3.30%, 4/1/27	125,000	136,206
3.75%, 4/1/40	25,000	27,372
Fox Corp.
4.03%, 1/25/24	75,000	81,461
4.71%, 1/25/29	50,000	57,520
Walt Disney Co. (The), 3.70%, 9/15/24	200,000	218,839
		878,622
Mining - 0.5%
Glencore Funding LLC, 4.63%, 4/29/24(b)	250,000	275,224
Newcrest Finance Pty Ltd., 3.25%, 5/13/30(b)	25,000	26,142
Newmont Corp., 2.25%, 10/1/30	150,000	146,010
		447,376
Miscellaneous Manufacturing - 0.2%
General Electric Co.
2.70%, 10/9/22	25,000	25,842
3.45%, 5/1/27	25,000	27,146
4.35%, 5/1/50	75,000	82,936
		135,924
Oil & Gas - 1.8%
BP Capital Markets America, Inc.
3.22%, 4/14/24	25,000	26,828
3.41%, 2/11/26	50,000	54,339
Gazprom PJSC Via Gaz Capital SA, 4.95%, 3/23/27	400,000	437,813
Marathon Petroleum Corp.
4.50%, 5/1/23	125,000	134,062
3.63%, 9/15/24	50,000	54,037
3.80%, 4/1/28	25,000	27,003

	Shares/ Principal	Fair Value

Oil & Gas (continued)
Occidental Petroleum Corp., 2.90%, 8/15/24	$150,000	$148,337
Phillips 66
3.70%, 4/6/23	75,000	79,464
3.85%, 4/9/25	25,000	27,384
1.30%, 2/15/26	25,000	24,710
3.90%, 3/15/28	150,000	164,566
Suncor Energy, Inc.
2.80%, 5/15/23	50,000	52,227
3.10%, 5/15/25	75,000	80,066
Valero Energy Corp.
2.70%, 4/15/23	150,000	155,757
2.85%, 4/15/25	75,000	78,366
		1,544,959
Pharmaceuticals - 1.4%
AbbVie, Inc.
4.05%, 11/21/39	125,000	139,544
4.88%, 11/14/48	25,000	30,207
4.25%, 11/21/49	175,000	197,158
Bristol-Myers Squibb Co., 3.90%, 2/20/28	25,000	28,100
Cigna Corp., 3.40%, 3/15/50	200,000	196,338
CVS Health Corp.
2.63%, 8/15/24	30,000	31,654
3.88%, 7/20/25	25,000	27,624
4.78%, 3/25/38	75,000	88,533
5.13%, 7/20/45	25,000	30,528
Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30	205,000	197,393
Zoetis, Inc., 2.00%, 5/15/30	225,000	216,611
		1,183,690
Pipelines - 2.1%
Energy Transfer LP
4.20%, 9/15/23	175,000	187,395
2.90%, 5/15/25	100,000	104,024
5.25%, 4/15/29	100,000	113,763
5.30%, 4/15/47	25,000	26,026
5.40%, 10/1/47	50,000	53,387
Enterprise Products Operating LLC, 3.70%, 2/15/26	300,000	329,044
MPLX LP
4.80%, 2/15/29	50,000	57,257
2.65%, 8/15/30	125,000	122,404
4.50%, 4/15/38	75,000	81,606
Sabine Pass Liquefaction LLC
5.63%, 4/15/23	100,000	108,440
5.63%, 3/1/25	275,000	314,338
5.00%, 3/15/27	100,000	113,772

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Pipelines (continued)

Williams Cos., Inc. (The), 4.00%, 9/15/25	$175,000	$191,844
		1,803,300
REITS - 2.7%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/26	75,000	82,702
3.38%, 8/15/31	75,000	79,026
American Homes 4 Rent LP, 4.90%, 2/15/29	50,000	57,078
American Tower Corp.
3.38%, 5/15/24	200,000	214,290
2.40%, 3/15/25	125,000	130,291
Camden Property Trust
3.15%, 7/1/29	75,000	79,267
2.80%, 5/15/30	75,000	76,883
Crown Castle International Corp.
3.15%, 7/15/23	100,000	105,879
3.65%, 9/1/27	75,000	81,687
CubeSmart LP, 4.38%, 12/15/23	75,000	81,554
Essex Portfolio LP, 3.00%, 1/15/30	75,000	76,788
Federal Realty Investment Trust, 3.25%, 7/15/27	150,000	159,203
Healthcare Realty Trust, Inc., 2.05%, 3/15/31	50,000	46,852
Kilroy Realty LP, 4.75%, 12/15/28	100,000	113,064
National Retail Properties, Inc., 3.90%, 6/15/24	45,000	48,894
Regency Centers LP, 2.95%, 9/15/29	125,000	127,064
Spirit Realty LP, 3.40%, 1/15/30	100,000	103,641
UDR, Inc., 2.10%, 8/1/32	25,000	23,208
VEREIT Operating Partnership LP
4.63%, 11/1/25	200,000	225,681
4.88%, 6/1/26	75,000	85,842
3.40%, 1/15/28	25,000	26,344
2.85%, 12/15/32	75,000	72,570
WP Carey, Inc.
4.60%, 4/1/24	25,000	27,487
4.00%, 2/1/25	30,000	32,639
3.85%, 7/15/29	75,000	80,604
2.40%, 2/1/31	25,000	23,946
		2,262,484
Retail - 0.8%
7-Eleven, Inc., 1.30%, 2/10/28(b)	100,000	95,855
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27(b)	50,000	54,241
Costco Wholesale Corp., 1.75%, 4/20/32	75,000	71,593
Dollar Tree, Inc.
4.00%, 5/15/25	75,000	82,778
4.20%, 5/15/28	125,000	140,097

	Shares/ Principal	Fair Value
Retail (continued)
McDonald's Corp., 4.45%, 9/1/48	$25,000	$29,070
Starbucks Corp., 3.80%, 8/15/25	150,000	165,276
Tractor Supply Co., 1.75%, 11/1/30	50,000	46,092
		685,002
Savings & Loans - 0.3%
Nationwide Building Society, 3.96%, (3 Month US Libor + 1.86%), 7/18/30(a),(b)	200,000	218,110

Semiconductors - 1.7%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.50%, 1/15/28	26,000	27,590
Broadcom, Inc.
3.46%, 9/15/26	234,000	250,838
3.42%, 4/15/33(b)	475,000	477,518
3.47%, 4/15/34(b)	515,000	518,097
3.50%, 2/15/41(b)	25,000	23,799
Microchip Technology, Inc., 3.92%, 6/1/21	75,000	75,433
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.40%, 5/1/30(b)	50,000	52,663
		1,425,938
Software - 1.0%
Fiserv, Inc.
2.75%, 7/1/24	150,000	158,495
3.20%, 7/1/26	150,000	161,689
4.20%, 10/1/28	100,000	112,620
Oracle Corp.
2.88%, 3/25/31	125,000	127,315
3.60%, 4/1/40	75,000	75,296
3.60%, 4/1/50	75,000	72,651
ServiceNow, Inc., 1.40%, 9/1/30	175,000	158,056
		866,122
Telecommunications - 4.0%
AT&T, Inc.
2.30%, 6/1/27	450,000	459,656
2.75%, 6/1/31	100,000	99,511
2.55%, 12/1/33(b)	175,000	165,902
5.25%, 3/1/37	125,000	150,520
4.90%, 8/15/37	50,000	59,093
4.85%, 3/1/39	85,000	98,471
3.50%, 6/1/41	100,000	98,643
T-Mobile USA, Inc.
3.50%, 4/15/25(b)	125,000	134,926
1.50%, 2/15/26(b)	50,000	49,512
3.75%, 4/15/27(b)	200,000	218,608
2.05%, 2/15/28(b)	225,000	220,993
3.88%, 4/15/30(b)	175,000	190,703
3.00%, 2/15/41(b)	50,000	46,813
Verizon Communications, Inc.
3.38%, 2/15/25	25,000	27,104

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Telecommunications (continued)
2.10%, 3/22/28	$300,000	$301,557
4.33%, 9/21/28	313,000	358,215
3.88%, 2/8/29	75,000	83,384
4.02%, 12/3/29	25,000	27,931
3.15%, 3/22/30	100,000	105,382
2.55%, 3/21/31	150,000	149,600
5.25%, 3/16/37	100,000	125,892
4.86%, 8/21/46	175,000	209,371
		3,381,787
Transportation - 0.1%
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27	75,000	81,325
FedEx Corp., 3.40%, 2/15/28	25,000	27,249
		108,574
Total Corporate Bonds and Notes (Cost - $36,540,118)		38,558,845
Agency Mortgage Backed Securities - 30.9%
Federal Home Loan Mortgage Corporation - 2.5%
Freddie Mac Gold Pool
4.00%, 3/1/48	211,823	228,018
4.00%, 4/1/48	219,520	236,305
Freddie Mac Pool
4.00%, 1/1/49	560,265	616,537
3.00%, 12/1/50	961,312	1,018,869
		2,099,729
Federal National Mortgage Association - 8.4%
Fannie Mae Pool
4.50%, 6/1/31	463,749	518,196
4.50%, 7/1/48	894,333	975,331
5.00%, 11/1/48	503,800	569,575
Federal National Mortgage Association
2.00%, 4/1/51(d)	3,000,000	2,991,093
4.50%, 4/1/51(d)	1,000,000	1,088,750
2.50%, 5/1/51(d)	1,000,000	1,023,047
		7,165,992
Government National Mortgage Association - 20.0%
Ginnie Mae
2.50%, 4/20/51(d)	1,000,000	1,030,625
2.00%, 5/20/51(d)	3,000,000	3,020,625
2.50%, 5/20/51(d)	3,000,000	3,086,016
3.00%, 5/20/51(d)	2,000,000	2,082,500
Ginnie Mae II Pool
3.50%, 4/20/47	414,710	441,673
3.50%, 12/20/47	542,984	577,500
4.50%, 2/20/48	322,163	353,558
4.50%, 5/20/48	335,277	364,092
4.50%, 8/20/48	418,266	453,202

	Shares/ Principal	Fair Value

Government National Mortgage Association (continued)
5.00%, 8/20/48	$93,561	$102,620
4.50%, 9/20/48	1,498,729	1,627,541
5.00%, 10/20/48	566,086	615,412
5.00%, 11/20/48	362,124	393,678
5.00%, 12/20/48	185,345	201,495
5.00%, 1/20/49	574,379	629,997
4.00%, 2/20/49	445,875	476,712
4.50%, 3/20/49	15,342	16,672
5.00%, 3/20/49	258,768	283,903
4.00%, 5/20/49	422,759	451,232
4.50%, 10/20/49	666,438	719,682
		16,928,735
Total Agency Mortgage Backed Securities (Cost - $25,865,852)		26,194,456
Asset Backed and Commercial Backed Securities - 7.1%

ASSURANT CLO LTD., 1.26%, (3 Month US Libor + 1.04%), 4/20/31 (a),(b)	1,500,000	1,494,792

Benchmark 2018-B1 Mortgage Trust, 2.75%, 1/15/51 (b)	100,000	86,403

Catamaran CLO 2013-1 Ltd., 1.06%, (3 Month US Libor + 0.85%), 1/27/28 (a),(b)	281,637	281,651

CBAM 2018-5 Ltd., 1.24%, (3 Month US Libor + 1.02%), 4/17/31 (a),(b)	350,000	350,070

COMM 2017-COR2 Mortgage Trust, 3.00%, 9/10/50 (b)	100,000	92,968

Elmwood CLO IV Ltd., 1.48%, (3 Month US Libor + 1.24%), 4/15/33 (a),(b)	600,000	602,389

Harben Finance 2017-1 PLC, 0.86%, (3 Month GBP Libor + 0.80%), 8/20/56 (a)	88,625	122,468

London Wall Mortgage Capital PLC, 0.90%, (3 Month GBP Libor + 0.85%), 11/15/49 (a)	101,366	139,983

Morgan Stanley Capital I Trust 2020-HR8, 2.04%, 7/15/53	250,000	243,395

Morgan Stanley Capital I Trust 2020-L4, 2.70%, 2/15/53	500,000	513,705

OCP CLO 2015-10 Ltd., 1.04%, (3 Month US Libor + 0.82%), 10/26/27 (a),(b)	232,234	232,252

PHEAA Student Loan Trust 2012-1, 0.66%, (1 Month US Libor + 0.55%), 5/25/57 (a),(b)	243,330	243,053

TICP CLO X Ltd., 1.22%, (3 Month US Libor + 1.00%), 4/20/31 (a),(b)	1,550,000	1,547,312

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

Wells Fargo Mortgage Backed Securities 2019-3 Trust, 3.50%, 7/25/49 (b),(e)	$28,635	$29,248

Total Asset Backed and Commercial Backed Securities (Cost - $6,012,177)		5,979,689
U.S. Treasury Securities - 6.0%

U.S. Treasury Note
0.75%, 3/31/26	1,120,000	1,109,762
1.25%, 3/31/28	1,130,000	1,117,464

United States Treasury Bond, 4.25%, 5/15/39	440,000	577,036

United States Treasury Note
0.50%, 2/28/26	1,140,000	1,117,111
1.13%, 2/29/28	1,150,000	1,128,797

Total U.S. Treasury Securities (Cost - $5,162,057)		5,050,170
Municipal Bonds - 2.2%

Bay Area Toll Authority
1.08%, 4/1/26	10,000	9,861
1.63%, 4/1/28	10,000	9,790

California Statewide Communities Development Authority, 1.88%, 2/1/31	30,000	28,376

City of New York
0.98%, 8/1/25	85,000	84,901
1.40%, 8/1/27	105,000	103,084

City of Tucson
0.98%, 7/1/26	30,000	29,477
1.46%, 7/1/28	30,000	29,167
1.93%, 7/1/31	30,000	29,066

City of Worcester, 1.01%, 11/15/26	25,000	24,808

Metropolitan Transportation Authority
5.99%, 11/15/30	25,000	31,686
5.18%, 11/15/49	160,000	198,191

Municipal Improvement Corp. of Los Angeles
1.20%, 11/1/26	25,000	24,556
1.65%, 11/1/28	35,000	33,825
2.07%, 11/1/30	95,000	91,796

New Jersey Turnpike Authority
1.05%, 1/1/26	30,000	29,507
1.48%, 1/1/28	30,000	29,177
7.10%, 1/1/41	25,000	38,275

New York City Transitional Finance Authority Future Tax Secured Revenue
3.59%, 8/1/27	65,000	72,492
1.92%, 11/1/29	25,000	24,664

		Shares/ Principal	Fair Value
Municipal Bonds (continued)

New York State Urban Development Corp., 1.00%, 3/15/26		$25,000	$24,318

Regional Transportation District Sales Tax Revenue, 0.90%, 11/1/26		50,000	49,165

San Francisco Municipal Transportation Agency, 1.30%, 3/1/28		25,000	24,290

Seward County Unified School District No. 480 Liberal, 1.33%, 9/1/28		25,000	24,355

State Board of Administration Finance Corp., 2.15%, 7/1/30		70,000	69,943

State of California, 7.60%, 11/1/40		175,000	290,582

State of Illinois, 5.10%, 6/1/33 (f)		265,000	298,354

State of Louisiana, 1.32%, 6/15/28		25,000	24,174

State of Maryland Department of Transportation
0.91%, 8/1/26		40,000	38,843
1.30%, 8/1/28		45,000	42,718

University of North Carolina At Charlotte (The), 1.71%, 4/1/28		25,000	24,811

Westminster Public Schools, 0.91%, 12/1/26		25,000	24,475

Total Municipal Bonds (Cost - $1,772,179)			1,858,727
Sovereign Debts - 1.9%

Colombia Government International Bond, 3.00%, 1/30/30		200,000	195,646

Mexico Government International Bond
3.25%, 4/16/30		290,000	292,175
3.77%, 5/24/61		200,000	176,016

Perusahaan Penerbit SBSN Indonesia III, 4.55%, 3/29/26		520,000	585,239

Peruvian Government International Bond
2.78%, 1/23/31		10,000	9,990
3.23%, 7/28/21		20,000	16,131

Qatar Government International Bond, 4.50%, 4/23/28 (b)		200,000	233,032

Romanian Government International Bond, 2.00%, 1/28/32 (b)	EUR	70,000	82,477

Total Sovereign Debts (Cost - $1,520,160)			1,590,706
Short-Term Investments - 21.5%
Money Market Funds - 15.5%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(g) (Cost - $13,150,748)		13,150,748	13,150,748

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments(Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

U.S. Treasury Securities - 2.0%
U.S. Treasury Bill, 0.04%, 6/3/21 (Cost - $1,699,896)(h)	$1,700,000	$1,699,948

Commercial Paper - 4.0%
National Bank of Canada, 0.15%, 7/20/21 (h)	600,000	599,741
Ridgefield Funding Co. LLC, 0.19%, (1 Month US Libor + 0.09%), 4/6/21 (a),(b)	850,000	850,012
Santan, 0.19%, 5/25/21 (h)	700,000	699,832
Victo, 0.13%, 5/3/21 (h)	1,200,000	1,199,863

Total Commercial Paper (Cost - $3,349,391)		3,349,448
Total Short-Term Investments (Cost - $18,200,035)		18,200,144
Total Investments - 115.2% (Cost - $95,072,578)		$97,432,737
Other Assets Less Liabilities - Net (15.2)%		(12,837,922)
Total Net Assets - 100.0%		$84,594,815

†	Represents less than 0.05%.
(a)	Variable rate security. The rate shown is the rate in effect at period end.
(b)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2021, these securities amounted to $12,499,807 or 14.8% of net assets.
(c)	Step coupon.
(d)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(e)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(f)	Sinking bond security.
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Rate shown represents discount rate at the time of purchase.

CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
EUR	-	EURO
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
SOFR	-	Secured Overnight Financing Rate

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 10 Year Note Future	Credit Suisse	44	6/21/2021	$5,761,250	$(109,198)
U.S. 2 Year Note Future	Credit Suisse	12	6/30/2021	2,648,719	(1,795)
U.S. Long Bond Future	Credit Suisse	7	6/21/2021	1,082,156	(39,302)
U.S. Ultra Bond Future	Credit Suisse	39	6/21/2021	7,067,531	(303,593)

					(453,888)
Short Futures Contracts
U.S. 10 Year Ultra Future	Credit Suisse	17	6/21/2021	2,442,688	83,849
U.S. 5 Year Note Future	Credit Suisse	50	6/30/2021	6,169,922	49,848

					133,697
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(320,191)

Interest Rate Swaptions Purchased
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
JP Morgan Chase Bank	Put - IRS SWAPTION	Pays 6 Month Euribor	Receives 0.39%	06/01/21	50,000 EUR	$2,300	$1,844	$456
JP Morgan Chase Bank	Put - IRS SWAPTION	Pays 6 Month Euribor	Receives 0.33%	06/01/21	40,000 EUR	2,452	1,891	561
Bank of America	Put - IRS SWAPTION	Pays 6 Month Euribor	Receives 0.42%	06/04/21	50,000 EUR	2,076	1,863	213
JP Morgan Chase Bank	Put - IRS SWAPTION	Pays 6 Month Euribor	Receives 0.43%	06/07/21	50,000 EUR	1,985	1,935	50
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPTIONS PURCHASED						$8,813	$7,533	$1,280

*	The Fund may receive or pay a variable rate.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

Interest Rate Swaptions Written

Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
JP Morgan Chase Bank	Call - IRS SWAPTION	Receives 6 Month Euribor	Pays 0.04%	04/06/21	100,000 EUR	$–	$(3,596)	$3,596
JP Morgan Chase Bank	Put - IRS SWAPTION	Pays 3 Month Libor	Receives 0.98%	06/01/21	310,000	(2,551)	(1,705)	(846)
JP Morgan Chase Bank	Put - IRS SWAPTION	Pays 3 Month Libor	Receives 0.91%	06/01/21	290,000	(3,006)	(1,740)	(1,266)
Bank of America	Put - IRS SWAPTION	Pays 3 Month Libor	Receives 0.96%	06/04/21	300,000	(2,702)	(1,725)	(977)
Bank of America	Put - IRS SWAPTION	Pays 3 Month Libor	Receives 1.03%	06/07/21	290,000	(2,147)	(2,160)	13
TOTAL FAIR VALUE, PREMIUMS RECEIVED AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPTIONS WRITTEN						$(10,406)	$(10,926)	$520

*	The Fund may receive or pay a variable rate.

Interest Rate Swaps

Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse	Quarterly	0.19%	3 Month Australian Bill	02/22/23	9,640,000	AUD	$(3,193)	$(3,386)	$193
Credit Suisse	Semi-Annually	0.80%	3 Month Canadian Dollar Offered Rate	02/28/23	7,760,000	CAD	5,754	1,024	4,730
Credit Suisse	Semi-Annually	0.75%	3 Month Canadian Dollar Offered Rate	03/01/23	12,130,000	CAD	2,655	(3,310)	5,965
Credit Suisse	Quarterly	3 Month US Libor	0.28%	03/03/23	9,480,000		5,466	1,952	3,514
Credit Suisse	Quarterly	0.25%	3 Month US Libor	06/16/23	3,990,000		(6,433)	(2,512)	(3,921)
Credit Suisse	Semi-Annually	0.70%	0.70%	11/18/23	1,910,000	CAD	(6,438)	1,816	(8,254)
Credit Suisse	Quarterly	0.50%	3 Month Australian Bill	01/25/24	5,630,000	AUD	(5,021)	7,804	(12,825)
Credit Suisse	Quarterly	0.50%	3 Month Australian Bill	02/26/24	1,840,000	AUD	1,500	4,385	(2,885)
Credit Suisse	Quarterly	3 Month US Libor	1 Month US Libor	07/25/24	3,160,000		575	951	(376)
Credit Suisse	Quarterly	3 Month US Libor	Sterling Overnight Interbank Average Rate	11/10/24	1,860,000		284	2	282

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

Interest Rate Swaps (continued)

Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse	Semi-Annually	1.50%	6 Month Norway Ibor	06/16/26	3,240,000	NOK	$(302)	$(456)	$154
Credit Suisse	Quarterly	0.50%	3 Month Stibor	06/16/26	14,980,000	SEK	12,234	11,256	978
Credit Suisse	Annually	Euro Short-Term Rate	-0.50%	06/16/26	1,000,000	EUR	3,855	2,986	869
Credit Suisse	Annually	0.00%	Sterling Overnight Interbank Average Rate	06/16/26	1,140,000	GBP	(38,862)	(37,153)	(1,709)
Credit Suisse	Annually	Euro Short-Term Rate	-0.50%	06/16/28	790,000	EUR	14,233	13,188	1,045
Credit Suisse	Semi-Annually	0.75%	6 Month Australian Bill	06/16/28	560,000	AUD	(20,790)	(18,865)	(1,925)
Credit Suisse	Semi-Annually	3 Month Canadian Dollar Offered Rate	1.00%	06/16/28	520,000	CAD	23,246	18,079	5,167
Credit Suisse	Semi-Annually	-0.25%	6 Month CHF Libor	06/16/28	740,000	CHF	(2,864)	134	(2,998)
Credit Suisse	Semi-Annually	0.05%	6 Month Euribor	05/21/30	1,240,000	EUR	(20,388)	13,309	(33,697)
Credit Suisse	Semi-Annually	1.24%	6 Month Australian Bill	10/28/30	750,000	AUD	(40,648)	(17,884)	(22,764)
Credit Suisse	Semi-Annually	6 Month Norway Ibor	1.24%	10/29/30	6,240,000	NOK	33,711	18,306	15,405
Credit Suisse	Semi-Annually	1.71%	6 Month Australian Bill	01/21/31	1,640,000	AUD	(64,603)	(20,913)	(43,690)
Credit Suisse	Semi-Annually	6 Month GBP Libor	0.50%	01/27/31	1,030,000	GBP	63,179	30,164	33,015
Credit Suisse	Quarterly	3 Month US Libor	1.50%	02/03/31	210,000		10,027	5,647	4,380
Credit Suisse	Semi-Annually	1.50%	6 Month Australian Bill	02/03/31	270,000	AUD	(12,649)	(7,415)	(5,234)
Credit Suisse	Semi-Annually	6 Month GBP Libor	1.00%	02/10/31	800,000	GBP	22,977	8,213	14,764
Credit Suisse	Semi-Annually	0.50%	6 Month Euribor	02/12/31	1,060,000	EUR	4,078	15,428	(11,350)
Credit Suisse	Quarterly	2.21%	3 Month US Libor	02/25/31	440,000		(7,202)	(1,311)	(5,891)
Credit Suisse	Annually	Sterling Overnight Interbank Average Rate	0.25%	06/16/31	1,000,000	GBP	77,303	67,597	9,706
Credit Suisse	Semi-Annually	1.00%	6 Month Australian Bill	06/16/31	410,000	AUD	(26,677)	(24,783)	(1,894)
Credit Suisse	Semi-Annually	6 Month Norway Ibor	2.00%	06/16/31	2,590,000	NOK	(3,093)	(4,200)	1,107
Credit Suisse	Semi-Annually	6 Month Euribor	0.00%	06/16/31	70,000	EUR	809	659	150
Credit Suisse	Semi-Annually	1.25%	3 Month Canadian Dollar Offered Rate	06/16/31	340,000	CAD	(22,409)	(21,008)	(1,401)

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments(Unaudited) (Continued)

March 31, 2021

Interest Rate Swaps (continued)
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse	Quarterly	3 Month US Libor	2.43%	02/25/36	$520,000		$5,620	$617	$5,003
Credit Suisse	Semi-Annually	6 Month Euribor	0.26%	05/21/40	630,000	EUR	44,521	(166)	44,687
Credit Suisse	Quarterly	2.00%	3 Month US Libor	02/10/51	240,000		(16,249)	(12,788)	(3,461)
Credit Suisse	Semi-Annually	6 Month GBP Libor	1.25%	03/13/51	150,000	GBP	3,317	1,143	2,174
Credit Suisse	Semi-Annually	6 Month JPY Libor	0.50%	06/16/51	21,080,000	JPY	4,019	3,529	490
Credit Suisse	Semi-Annually	6 Month Euribor	0.00%	06/16/51	20,000	EUR	3,343	2,730	613
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPS							$44,885	$54,769	$(9,884)

Credit Default Swaps
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation(Depreciation)
Credit Suisse	CDX.NA.IG.28	Quarterly	Sell	1.00%	–	BBB	06/20/22	$2,225,000	$20,363	$18,720	$1,643
Credit Suisse	CDX.NA.IG.34	Quarterly	Sell	1.00%	–	BBB	06/20/23	1,475,000	22,914	14,003	8,911
Credit Suisse	CD BA	Quarterly	Sell	1.00%	–	BBB-	06/20/24	100,000	827	1,543	(716)
Credit Suisse	CD PRU	Quarterly	Sell	1.00%	–	A	06/20/24	175,000	3,708	2,030	1,678
Credit Suisse	CD INDON	Quarterly	Sell	1.00%	–	BBB	06/20/24	550,000	8,849	2,291	6,558
Credit Suisse	CD GE	Quarterly	Sell	1.00%	–	BBB+	06/20/24	225,000	3,608	(1,949)	5,557
Credit Suisse	CD RUSSIA	Quarterly	Sell	1.00%	–	BBB-	12/20/24	70,000	443	(419)	862
Credit Suisse	CD GE	Quarterly	Sell	1.00%	–	BBB+	12/20/24	125,000	1,831	(1,483)	3,314
Credit Suisse	CDX.NA.IG.34	Quarterly	Sell	1.00%	–	BBB	06/20/25	625,000	11,461	7,528	3,933
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS									$74,004	$42,264	$31,740

*	Using S&P's rating of the issuer or the underlying securities of the index.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
04/09/21	Morgan Stanley	61,555	EUR	72,713	USD	$(354)
04/09/21	Morgan Stanley	107,782	EUR	130,385	USD	(3,685)
04/09/21	Morgan Stanley	121,000	USD	99,471	EUR	4,069
05/20/21	Morgan Stanley	38,525	GBP	52,832	USD	329
05/20/21	Morgan Stanley	263,548	USD	189,374	GBP	2,229
06/01/21	Morgan Stanley	283,339	AUD	218,381	USD	(2,518)
06/01/21	Morgan Stanley	167,127	USD	219,983	AUD	(468)
06/16/21	Morgan Stanley	22,681	AUD	17,469	USD	(188)
06/16/21	Morgan Stanley	30,034	CAD	23,744	USD	155
06/16/21	Morgan Stanley	446,440	EUR	531,978	USD	(6,417)
06/16/21	Morgan Stanley	32,348,025	JPY	297,647	USD	(4,691)
06/16/21	Morgan Stanley	236,325	USD	306,832	AUD	2,552
06/16/21	Morgan Stanley	280,082	USD	354,289	CAD	(1,828)
06/16/21	Morgan Stanley	275,957	USD	2,339,355	NOK	1,921
06/16/21	Morgan Stanley	233,088	USD	325,289	NZD	5,314
06/16/21	Morgan Stanley	292,831	USD	2,487,511	SEK	7,238
TOTAL NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$3,658

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Pound Sterling
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar